Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
January 31, 2021

Dates Covered
Collections Period	01/01/21 - 01/31/21
Interest Accrual Period	01/15/21 - 02/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/20	180,863,263.30	19,499
Yield Supplement Overcollateralization Amount 12/31/20	4,710,144.09	0
Receivables Balance 12/31/20	185,573,407.39	19,499
Principal Payments	11,739,065.79	603
Defaulted Receivables	466,400.91	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/21	4,240,399.56	0
Pool Balance at 01/31/21	169,127,541.13	18,859

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.64%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	3,828,193.14	298
Past Due 61-90 days	961,374.66	81
Past Due 91-120 days	95,703.78	8
Past Due 121+ days	0.00	0
Total	4,885,271.58	387

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.82%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Delinquency Trigger Occurred	NO

Recoveries	243,179.06
Aggregate Net Losses/(Gains) - January 2021	223,221.85
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.44%
Prior Net Losses Ratio	0.43%
Second Prior Net Losses Ratio	0.57%
Third Prior Net Losses Ratio	-0.07%
Four Month Average	0.59%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.25%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	4.05%
Weighted Average APR, Yield Adjusted	6.64%
Weighted Average Remaining Term	24.23

Flow of Funds	$ Amount
Collections	13,293,659.90
Investment Earnings on Cash Accounts	97.26
Servicing Fee (1)	(154,644.51)
Transfer to Collection Account	0.00
Available Funds	13,139,112.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	238,883.23
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,735,722.17
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	402,685.58
(10) Collection Account Redeposits	693,000.00

Total Distributions of Available Funds	13,139,112.65

Servicing Fee	154,644.51
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 01/15/21	168,009,517.66
Principal Paid	11,735,722.17
Note Balance @ 02/16/21	156,273,795.49

Class A-1
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-2a
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-2b
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-3
Note Balance @ 01/15/21	38,559,517.66
Principal Paid	11,735,722.17
Note Balance @ 02/16/21	26,823,795.49
Note Factor @ 02/16/21	6.2966656%

Class A-4
Note Balance @ 01/15/21	94,750,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	94,750,000.00
Note Factor @ 02/16/21	100.0000000%

Class B
Note Balance @ 01/15/21	34,700,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	34,700,000.00
Note Factor @ 02/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	307,704.90
Total Principal Paid	11,735,722.17
Total Paid	12,043,427.07

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.12650%
Coupon	0.26650%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	62,016.56
Principal Paid	11,735,722.17
Total Paid to A-3 Holders	11,797,738.73

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2449002
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3403814
Total Distribution Amount	9.5852816

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1455788
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.5486436
Total A-3 Distribution Amount	27.6942224

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/21	3,213,436.41
Investment Earnings	69.55
Investment Earnings Paid	(69.55)
Deposit/(Withdrawal)	-
Balance as of 02/16/21	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$716,744.63	$1,096,532.20	$1,157,864.14
Number of Extensions	58	89	94
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.55%	0.55%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.